Cash flow information	12 Months Ended
Dec. 31, 2024
Cash flow information
Cash flow information

29.Cash flow information

The table below analyses movement in the Group’s financial liabilities for the years indicated, including both cash and non-cash changes:

		Interest	Lease	Convertible	Revenue-based
	Borrowings	payable	liabilities	bonds	Financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 17 )		(Note 12)	(Note 20)	(Note 19)
At January 1, 2023	503,155	415	16,180	—	—	519,750
Changes from financing cash flows	236,453	(30,817)	(7,945)	474,117	20,931	692,739
New leases	—	—	4,516	—	—	4,516
Interest expense	—	31,480	783	—	697	32,960
Increase arising from business combination	15,166	—	5,289	—	—	20,455
Changes in fair values	—	—	—	116,520	—	116,520
Conversion of convertible bonds to shares	—	—	—	(319,335)	—	(319,335)
Disposals	—	—	(4,733)	—	—	(4,733)
Exchange differences	—	—	—	1,382	—	1,382
At December 31, 2023	754,774	1,078	14,090	272,684	21,628	1,064,254

		Interest	Lease	Convertible	Revenue-based
	Borrowings	payable	liabilities	bonds	Financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 17 )		(Note 12)	(Note 20)	(Note 19)
At January 1, 2024	754,774	1,078	14,090	272,684	21,628	1,064,254
Changes from financing cash flows	86,236	(39,940)	(6,063)	—	(20,849)	19,384
New leases	—	—	4,025	—	—	4,025
Interest expense	—	40,047	564	—	1,825	42,436
Changes in fair values	—	—	—	(426)	—	(426)
Conversion of convertible bonds to shares	—	—	—	(29,785)	—	(29,785)
New issuance of convertible bonds	—	—	—	251,594	—	251,594
Maturity of convertible bonds	—	—	—	(255,458)	—	(255,458)
Disposals	—	—	(4,396)	—	—	(4,396)
Disposal of subsidiaries (Note 5)	(6,965)	—	(3,668)	—	—	(10,633)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	(10,000)	—	—	—	—	(10,000)
Exchange differences	—	—	—	2,915	—	2,915
At December 31, 2024	824,045	1,185	4,552	241,524	2,604	1,073,910